Calvert
Emerging Markets Focused Growth Fund
September 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Brazil — 20.9%
Banco BTG Pactual S.A.	14,545	$ 89,905
Itau Unibanco Holding S.A., PFC Shares	13,280	71,888
Localiza Rent a Car S.A.	12,379	144,217
MercadoLibre, Inc.(1)	233	295,416
NU Holdings, Ltd., Class A(1)	35,845	259,876
Raia Drogasil S.A.	13,330	73,246
WEG S.A.	14,134	101,987
		$1,036,535
China — 12.5%
BYD Co., Ltd., Class H	6,500	$200,266
China Meidong Auto Holdings, Ltd.	40,000	21,857
Shenzhen Inovance Technology Co., Ltd., Class A	8,900	81,330
Tencent Holdings, Ltd.	4,400	170,561
Yadea Group Holdings, Ltd.(2)	26,000	48,147
Yum China Holdings, Inc.	1,800	100,743
		$622,904
India — 31.0%
Aarti Industries, Ltd.	24,237	$143,008
Astral, Ltd.	1,145	26,342
AU Small Finance Bank, Ltd.(2)	18,946	162,455
Avenue Supermarts, Ltd.(1)(2)	3,438	152,064
Bajaj Finance, Ltd.	2,361	221,435
ICICI Bank, Ltd.	17,415	199,751
LTIMindtree, Ltd.(2)	829	51,749
Tata Consultancy Services, Ltd.	2,494	105,494
Titan Co., Ltd.	4,427	167,460
Trent, Ltd.	7,666	191,839
TVS Motor Co., Ltd.	6,449	118,091
		$1,539,688
Indonesia — 3.0%
Bank Central Asia Tbk PT	162,000	$92,297
Bank Mandiri Persero Tbk PT	145,500	56,632
		$148,929
Mexico — 4.0%
Grupo Financiero Banorte SAB de CV, Class O	11,896	$99,707
Wal-Mart de Mexico SAB de CV	25,836	97,518
		$197,225
Poland — 0.8%
Dino Polska S.A.(1)(2)	501	$40,603
		$40,603
South Korea — 7.5%
Samsung Electronics Co., Ltd.	3,307	$167,182
SK Hynix, Inc.	2,418	204,719
		$371,901
Security	Shares	Value
Taiwan — 12.4%
Airtac International Group	3,000	$ 91,148
Delta Electronics, Inc.	10,000	100,719
Taiwan Semiconductor Manufacturing Co., Ltd.	20,000	326,125
Voltronic Power Technology Corp.	2,000	98,494
		$ 616,486
United States — 1.3%
EPAM Systems, Inc.(1)	262	$ 66,991
		$ 66,991
Uruguay — 4.4%
Globant S.A.(1)	1,101	$217,833
		$217,833
Total Common Stocks (identified cost $4,842,285)		$4,859,095

Rights — 0.0%(3)

Security	Shares	Value
Brazil — 0.0%(3)
Localiza Rent a Car S.A., Exp. 11/10/23(1)	90	$ 205
Total Rights (identified cost $0)		$ 205

Short-Term Investments — 1.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(4)	84,752	$ 84,752
Total Short-Term Investments (identified cost $84,752)		$ 84,752

Total Investments — 99.5% (identified cost $4,927,037)	$4,944,052
Other Assets, Less Liabilities — 0.5%	$ 25,949
Net Assets — 100.0%	$4,970,001

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $455,018 or 9.2% of the Fund's net assets.
(3)	Amount is less than 0.05%.

Calvert
Emerging Markets Focused Growth Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
At September 30, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	25.2%
Information Technology	25.0
Consumer Discretionary	23.0
Industrials	11.0
Consumer Staples	7.3
Communication Services	3.4
Materials	2.9
Total	97.8%

Abbreviations:
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at September 30, 2023.
Affiliated Investments
At September 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $84,752, which represents 1.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$2,796,151	$(2,711,399)	$ —	$ —	$84,752	$2,220	84,752

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$1,036,535	$ —	$ —	$1,036,535
China	—	622,904	—	622,904
India	—	1,539,688	—	1,539,688
Indonesia	—	148,929	—	148,929
Mexico	197,225	—	—	197,225

Calvert
Emerging Markets Focused Growth Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Poland	$ —	$40,603	$ —	$40,603
South Korea	—	371,901	—	371,901
Taiwan	—	616,486	—	616,486
United States	66,991	—	—	66,991
Uruguay	217,833	—	—	217,833
Total Common Stocks	$1,518,584	$3,340,511(1)	$ —	$4,859,095
Rights	$ —	$205	$ —	$205
Short-Term Investments	84,752	—	—	84,752
Total Investments	$1,603,336	$3,340,716	$ —	$4,944,052

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.
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